ORGANIZATION, BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2021	Dec. 31, 2020 BRL (R$)
Property, Plant and Equipment [Line Items]
Cash, FDIC insured amount	$ 48,107
Inventory write down		$ 17,166
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years	5 years
Income tax perecntage description	On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act (“TCJA”), which instituted fundamental changes to the taxation of multinational corporations, including a reduction the U.S. corporate income tax rate to 21% beginning in 2018.
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	4 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years
US Banks [Member]
Property, Plant and Equipment [Line Items]
Cash, FDIC insured amount	$ 250,000
Brazilian Banks [Member]
Property, Plant and Equipment [Line Items]
Cash, FDIC insured amount | R$				R$ 250,000
BMIX Participacoes Ltd [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage by parent	99.99%		99.99%	99.99%
RST Recursos Minerais [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage by parent	50.00%		50.00%	50.00%
Hercules Brasil [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage by parent	99.99%		99.99%	99.99%
Apollo Resources [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage by parent	30.10%		30.10%	30.10%
Jupiter Gold [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage by parent	10.60%		10.00%	10.60%